Operating expenses	12 Months Ended
Dec. 31, 2020
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Operating expenses
4. Operating expenses

All figures in £ millions	2020	2019	2018
By function:
Cost of goods sold	1,767	1,858	1,943

Operating expenses
Distribution costs	59	73	88
Selling, marketing and product development costs	572	631	759
Administrative and other expenses	816	999	1,039
Restructuring costs	—	157	90
Other income	(45)	(54)	(69)

Total net operating expenses	1,402	1,806	1,907
Other net gains and losses	(178)	(16)	(230)

Total	2,991	3,648	3,620

Other income includes freight income and sublet income. In 2019, other income included service fee income from the Group’s then associate Penguin Random House of £4m (2018: £3m). Included in administrative and other expenses are research and efficacy costs of £11m (2019: £13m, 2018: £14m). In 2019, in addition to the restructuring costs shown above, there were restructuring costs in relation to associates of £2m (2018: £12m). Other net gains and losses in 2020 largely relate to the sale of the remaining interest in Pearson Random House (£180m gain) and impairments of assets and other costs relating to the disposal of Pearson Institute of Higher Education (£8m loss). In 2019, other net gains and losses largely relate to the sale of the US K12 business. In 2018, other net gains and losses largely relate to the sale of the Wall Street English language teaching business.

All figures in £ millions	2020	2019	2018
By nature:
Product costs	—	16	12
Employee costs	—	90	56
Depreciation and amortisation	—	14	1
Property and facilities	—	12	(5)
Technology and communications	—	2	1
Professional and outsourced services	—	17	9
General and administrative costs	—	6	16

Total restructuring – operating expenses	—	157	90

Share of associate restructuring	—	2	12

Total	—	159	102

In May 2017, the Group announced a major restructuring programme to run between 2017 and 2019 to drive further significant cost savings. The costs of this programme have been excluded from adjusted operating profit so as to better highlight the underlying performance (see note 8). In 2018, property and facility costs include gains on the disposal of properties sold as part of the restructuring programme.

All figures in £ millions	Notes	2020	2019	2018
By nature:
Royalties expensed		191	242	236
Other product costs		349	466	516
Employee benefit expense	5	1,337	1,452	1,637
Contract labour		67	139	161
Employee-related expense		30	94	115
Promotional costs		233	254	233
Depreciation of property, plant and equipment	10	125	123	66
Amortisation of intangible assets – pre-publication	20	280	271	338
Amortisation of intangible assets – software	11	112	115	88
Amortisation and impairment of intangible assets – other	11	80	151	99
Property and facilities		85	96	147
Technology and communications		216	196	192
Professional and outsourced services		498	480	396
Other general and administrative costs		71	104	85
Costs capitalised		(460)	(465)	(390)
Other net gains and losses		(178)	(16)	(230)
Other income		(45)	(54)	(69)

Total		2,991	3,648	3,620

During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2020	2019	2018
The audit of parent company and consolidated financial statements	5	5	4
The audit of the company’s subsidiaries	2	2	2

Total audit fees	7	7	6
Audit-related and other assurance services	—	—	1
Other non-audit services	—	—	—

Total other services	—	—	1
Total non-audit services	—	—	1

Total	7	7	7

Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2020	2019	2018
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	7	7	6
Non-audit fees	—	—	1

Total	7	7	7

Fees for attestation under section 404 of the Sarbanes-Oxley Act are allocated between fees payable for the audits of consolidated and subsidiary accounts. Included in non-audit fees is audit related work in relation to disposal transactions and other assurance work related to the audit of the Group’s efficacy programme. Included in Group audit fees for 2020 and 2019 additional fees in relation to prior year audit work.